Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (1,055,789)	$ (335,174)	$ (488,804)
Ending Balance	(937,151)	(1,055,789)	(335,174)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	8,128,715	7,337,813	6,810,168
Effects in profit and loss	629,516	760,686	498,285
Other comprehensive income	(1,965)	30,216	29,360
Ending Balance	8,756,266	8,128,715	7,337,813
Derivative financial instruments [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(5,420)	(50,232)	(87,067)
Effects in profit and loss	7,385	16,825	6,876
Other comprehensive income	(1,965)	27,987	29,959
Ending Balance	0	(5,420)	(50,232)
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	14,857	37,063	40,449
Effects in profit and loss	(10,962)	(22,206)	(3,386)
Ending Balance	3,895	14,857	37,063
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	33,599	25,309	(3,161)
Ending Balance	107,179	33,599	25,309
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	148,473	139,178	122,854
Effects in profit and loss	92	9,295	16,324
Ending Balance	148,565	148,473	139,178
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,215)	(1,089)	(1,461)
Ending Balance	(1,023)	(1,215)	(1,089)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	1,363,641	1,293,468	1,037,511
Effects in profit and loss	262,204	70,173	255,957
Ending Balance	1,625,845	1,363,641	1,293,468
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,673,273	5,588,605	5,432,747
Effects in profit and loss	74,580	84,668	155,858
Ending Balance	5,747,852	5,673,273	5,588,605
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	187,441	183,100	176,967
Effects in profit and loss	3,349	4,341	6,133
Ending Balance	190,790	187,441	183,100
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	899	622	492
Effects in profit and loss	105	277	130
Ending Balance	1,004	899	622
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	588,177	28,028	0
Effects in profit and loss	317,969	560,149	28,028
Ending Balance	906,146	588,177	28,028
Employee Benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	117,555	81,562	66,073
Effects in profit and loss	(40,560)	33,764	16,088
Other comprehensive income	0	2,229	(599)
Ending Balance	76,995	117,555	81,562
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	77,948	30,468	44,575
Ending Balance	11,493	77,948	30,468
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	39,819	36,419	20,142
Effects in profit and loss	15,354	3,400	16,277
Ending Balance	$ 55,173	$ 39,819	$ 36,419